SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Earnings per Share) (Details) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	18,452,129	12,877,129
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,325,000	5,150,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	12,127,129	7,727,129